COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Aggregate Minimum Lease Commitments
2016	$5,953
2017	5,957
2018	5,827
2019	3,546
Thereafter	17,349

$38,632